PIMCO Funds

Supplement Dated February 28, 2012 to the Bond Funds - Institutional Class, Class M, Class P,

Administrative Class and Class D Prospectus (the “Prospectus”) and Statement of Additional Information

(the “SAI”) (each dated July 31, 2011), each as supplemented from time to time

Disclosure Related to the PIMCO Long-Term Credit Fund (the “Fund”)

Effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Class P shares of the Fund are deleted and replaced with the following:

PLCPX

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_022812